Document and Entity Information	Aug. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 25, 2025
Entity Registrant Name	Dominion Energy, Inc
Entity Incorporation State Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address Address Line 1	600 East Canal Street
Entity Address City Or Town	Richmond
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 9 to Form 8-K is being filed to replace the description of Dominion Energy, Inc.’s capital stock, which was filed with Amendment No. 8 to Form 8-K on December 17, 2024. The description is being updated to reflect a change in Dominion Energy, Inc.’s transfer agent.
Entity Central Index Key	0000715957